DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2019
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION
DEPRECIATION AND AMORTIZATION
The components of depreciation and amortization expense are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Depreciation and amortization of real estate assets	$283	$264	$244
Depreciation and amortization of non-real estate assets(1)	58	44	31
Total depreciation and amortization	$341	$308	$275

(1)
The partnership adopted IFRS 16 in 2019 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods. For the year ended December 31, 2019, included $9 million of depreciation expense relating to right-of-use property, plant and equipment.